Share-Based Compensation and Other Related Information - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) Years
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life | Years	3.3
Expected volatility	45.30%
Expected dividend yield	0.80%
Risk-free interest rate	0.50%
Weighted average share price | $	$ 15.24